Fair Value Measurements (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Summary of assets and liabilities that are measured at fair value on a recurring basis

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy:

June 30, 2022

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$150,236,426	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$2,025,000	$—	$—
Derivative liabilities - Private Placement Warrants	$—	$—	$945,000

December 31, 2021

	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$150,006,015	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$3,825,000	$—	$—
Derivative liabilities - Private Placement Warrants	$—	$—	$1,785,000

The following table presents information as of December 31, 2021 about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$150,006,015	$—	$—
Liabilities:
Derivative liabilities - Public Warrants	$3,825,000	$—	$—
Derivative liabilities - Private Placement Warrants	$—	$—	$1,785,000

Summary of quantitative information regarding Level 3 fair value measurement inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of June 30, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Volatility	3.4%	9.6%
Stock price	$9.77	$9.66
Remaining term (yrs)	5.25	5.75
Risk-free rate	2.97%	1.32%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31, 2021	As of August 6, 2021
Exercise price	$11.50	$11.50
Volatility	9.6%	11.3%
Stock price	$9.66	$9.66
Remaining term (yrs)	5.75	6.51
Risk-free rate	1.32%	0.99%

Summary of change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three and six months ended June 30, 2022 is summarized as follows:

Derivative warrant liabilities at December 31, 2021	$1,785,000
Change in fair value of derivative liabilities	245,000
Derivative warrant liabilities at March 31, 2022	2,030,000
Change in fair value of derivative liabilities	(1,085,000)
Derivative warrant liabilities at June 30, 2022	$945,000

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the period from January 28, 2021 (inception) through December 31, 2021 is summarized as follows:

Derivative warrant liabilities at January 28, 2021 (inception)	$—
Issuance of Public and Private Warrants	7,515,000
Transfer of Public Warrants to Level 1	(5,100,000)
Change in fair value of derivative liabilities	(630,000)
Derivative warrant liabilities at December 31, 2021	$1,785,000